Note 6 - Disclosures to the interim condensed consolidated statements of income or loss (Tables)	6 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Schedule of expected status of ESOP

Entitlement to ESOP	Number of Entitlements
Entitlement for 2021 tranche	158
Entitlement for 2022 tranche	301
Total	459

Schedule of table illustrating planned volume of the program, the weighted average fair value at reporting date as well as the total expense of the period and the corresponding increase in equity

June 30, 2022	Equity-settled
Number of options planned to be granted	506,379
Weighted average fair value at reporting date (EUR)	2.77
Expense of the period (EUR)	292,264
Increase in equity (EUR)	292,264

Schedule of table illustrating number of, and movements in, share options during the year

2022	Share options
January 1, 2022	0
Planned to be granted	506,379
Forfeited	0
June 30, 2022	506,379

Schedule of inputs used in determination of fair value of the share options for the equity-settled share-based transactions

	2021	2022
Input parameter	tranche	tranche
Share price (EUR	2.83	2.83
Exercise price (EUR)	0.06	0.06
Risk-free interest rate	-0.44%	0.39%
Expected volatility	80.5%	67.8%
Option life (years)	0.25	1.25
Expected dividends (EUR)	0.00	0.00

Schedule of other operating income/expenses

	Three Months ended		Six months ended
	30-Jun-22	30-Jun-21	30-Jun-22	30-Jun-21
	kEUR	kEUR	kEUR	kEUR
Other operating income	974	209	1,850	370
Income from currency valuation	974	—	1,563	—

Income relating to other periods	—	142	275	225
Income Renault ZOE	—	2	—	45
Miscellaneous	—	66	12	100

Other operating expenses	35	—	97	—
Expenses from currency valuation	34	—	78	—
Miscellaneous	1	—	19	—
	939	209	1,753	370

Disclosure of research and development expense [text block]

	Three Months ended		Six months ended
	30-Jun-22	30-Jun-21	30-Jun-22	30-Jun-21
	kEUR	kEUR	kEUR	kEUR

Development cost of prototypes	24,340	7,723	42,670	8,792
Personnel expenses	5,439	2,230	9,346	3,115
thereof related to the ESOP (IFRS 2)	211	—	211	—
Software fees and subscriptions	259	—	465	—
Professional services	48	127	165	380
Depreciation and amortization	136	58	273	105
Other	181	295	223	433
	30,402	10,432	53,142	12,825

Disclosure of general and administrative expense explanatory [text block]

	Three Months ended		Six months ended
	30-Jun-22	30-Jun-21	30-Jun-22	30-Jun-21
	kEUR	kEUR	kEUR	kEUR

Professional services	1,070	368	2,496	2,621
Personnel expenses	1,697	1,267	3,055	2,695
thereof related to the ESOP (IFRS 2)	502	909	502	1,165
Impairment	—	1,882	—	1,882
Other	1,781	250	2,045	475
	4,548	3,767	7,596	7,673